April 30, 2019

VIA EDGAR

The United States Securities

    and Exchange Commission

100 F. Street, NE

Washington, D.C. 20549-8629

Subject: Jefferson National Life Insurance Company of New York

Registration Statements filed on Form N-4

Jefferson National Life of New York Annuity Account 1
Monument Advisor NY	333-198590

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and in lieu of filing under paragraph (c) of Rule 497, we hereby certify respecting the above-captioned registration statements on Form N-4 that:

(1)

the form of prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent amendment to the registration statement, and

(2)	the text of the most recent amendment to the registration statement has been filed electronically.

Please contact the undersigned at 502-587-3843 with any questions regarding this filing.

Very truly yours,

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

/s/ CRAIG A. HAWLEY

Craig A. Hawley

President

Home Office: 10350 Ormsby Park Place	Jefferson National Life Insurance Company
Louisville, Kentucky 40223	Nationwide Financial

Legal Counsel to Jefferson National Life Insurance Company and their Associated Companies